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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/16

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted) (a) (b) — 4.9% of Net Assets
		Biotechnology — 1.2%
1,426,649		Afferent Pharmaceuticals, Inc. Series C	$6,890,728
1,553,255		BioClin Therapeutics, Inc. Series A	1,009,616
3,696,765		EBI Life Sciences, Inc. Series A (c)	18,854
2,266,666		GenomeDx Biosciences, Inc. Series C	3,399,999
			11,319,197
		Health Care Equipment & Supplies — 2.2%
3,364,723		AlterG, Inc. Series C	1,379,536
114,158		CardioKinetix, Inc. Series C	114
205,167		CardioKinetix, Inc. Series D	522,765
632,211		CardioKinetix, Inc. Series E	1,799,905
580,225		CardioKinetix, Inc. Series F	1,982,049
N/A	(e)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A	(e)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
12,695		CardioKinetix, Inc. warrants (expiration 8/15/24)	0
951,000		IlluminOss Medical, Inc. Series AA (c)	951,000
895,848		IlluminOss Medical, Inc. Series Junior Preferred (c)	895,848
11,410,347		Insightra Medical, Inc. Series C (c)	11,410
8,661,370		Insightra Medical, Inc. Series C-2 (c)	8,661
815,025		Insightra Medical, Inc. warrants (expiration 3/31/25) (c)	0
4,482,636		Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
3,260,100		Insightra Medical, Inc. warrants (expiration 8/18/25) (c)	0
13,823,805		Palyon Medical Corporation Series A (c)	2,944
27,100,879		Palyon Medical Corporation Series B (c)	1,897
N/A	(e)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
4,720,000		Tibion Corporation Series B	0
N/A	(e)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 11/28/17)	0
3,750,143		Veniti, Inc. Series A (c)	6,880,013
1,881,048		Veniti, Inc. Series B (c)	3,545,023
1,031,378		Veniti, Inc. Series C (c)	2,179,714
			20,160,879
		Life Sciences Tools & Services — 0.7%
3,109,861		Dynex Technologies, Inc. Series A	1,554,931
142,210		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
11,335		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
3,669,024		Labcyte, Inc. Series C	4,274,413
160,767		Labcyte, Inc. Series D	168,484
			5,997,828
		Pharmaceuticals — 0.8%
4,118,954		Euthymics Biosciences, Inc. Series A (c)	4,119
77,632		Neurovance, Inc. Series A (c)	288,015
965,354		Neurovance, Inc. Series A-1 (c)	3,581,463
561,798		Ovid Therapeutics, Inc. Series B	3,500,002
			7,373,599
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $55,708,882)	44,851,503

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 0.1% of Net Assets
	Convertible Notes (Restricted) (a) (c) — 0.1%
	Health Care Equipment & Supplies — 0.0%
$414,000	Insightra Medical, Inc. Promissory Note, 8.00%, due 4/15/17	$0
43,658	Palyon Medical Corporation Promissory Note, 8.00%, due 7/15/16	0
		0
	Pharmaceuticals — 0.1%
134,622	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 3/1/17	134,622
403,867	Neurovance, Inc. Cvt. Promissory Note, 6.00%, due 3/1/17	403,867
		538,489
	TOTAL CONVERTIBLE NOTES	538,489
	Non-Convertible Notes (Restricted) (a) (b) — 0.0%
	Health Care Equipment & Supplies — 0.0%
342,899	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
40,596	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $1,381,148)	538,489

SHARES
	COMMON STOCKS AND WARRANTS — 89.5% of Net Assets
	Biotechnology — 54.2%
175,299	ACADIA Pharmaceuticals Inc. (b)	5,690,206
348,916	Alexion Pharmaceuticals, Inc. (b)	40,739,432
278,717	Alkermes plc (b)	12,046,149
170,970	Alnylam Pharmaceuticals, Inc. (b)	9,487,125
122,083	Amgen Inc.	18,574,928
361,440	ARIAD Pharmaceuticals, Inc. (b)	2,671,042
187,390	Biogen Inc. (b)	45,314,650
406,545	BioMarin Pharmaceutical Inc. (b)	31,629,201
686,854	Celgene Corporation (b)	67,744,410
529,264	CytomX Therapeutics, Inc. (b)	5,406,432
733	Eiger BioPharmaceuticals, Inc. warrants (Restricted, expiration 10/10/18) (a) (b)	0
200,000	Epizyme, Inc. (b)	2,048,000
984,821	Exelixis, Inc. (b)	7,691,452
14,000	Galapagos NV (b) (d)	776,580
997,392	Gilead Sciences, Inc.	83,202,441
407,579	Heron Therapeutics, Inc. (b)	7,356,801
508,323	Incyte Corporation (b)	40,655,674
107,827	Medivation, Inc. (b)	6,501,968
130,000	Merus B.V. (b)	1,056,250

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
206,567	Merus B.V. (Restricted) (a) (b)	$1,510,521
391,312	Natera, Inc. (b)	4,721,179
346,103	Neurocrine Biosciences, Inc. (b)	15,730,381
1,770,168	Pieris Pharmaceuticals, Inc. (b)	2,849,970
136,973	Pieris Pharmaceuticals, Inc. (Restricted) (a) (b)	198,474
54,790	Pieris Pharmaceuticals, Inc., Series A warrants (Restricted, expiration 6/8/21) (a) (b)	31,230
27,394	Pieris Pharmaceuticals, Inc., Series B warrants (Restricted, expiration 6/8/21) (a) (b)	18,902
109,644	Regeneron Pharmaceuticals, Inc. (b)	38,290,974
61,880	Ultragenyx Pharmaceutical Inc. (b)	3,026,551
474,879	Vertex Pharmaceuticals Incorporated (b)	40,849,092
		495,820,015
	Health Care Equipment & Supplies — 2.6%
240,300	Abbott Laboratories	9,446,193
1,155,000	Alliqua BioMedical, Inc. (b)	1,293,600
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	234,746
77,194	IDEXX Laboratories, Inc. (b)	7,168,235
60,590	Medtronic plc	5,257,394
10,735	TherOx, Inc. (Restricted) (a) (b)	215
		23,400,383
	Health Care Providers & Services — 4.6%
120,880	AmerisourceBergen Corporation	9,588,202
120,000	Centene Corporation (b)	8,564,400
91,826	HCA Holdings, Inc. (b)	7,071,520
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	190,000
212,541	Molina Healthcare, Inc. (b)	10,605,796
48,076	Universal Health Services, Inc.	6,446,992
		42,466,910
	Life Sciences Tools & Services — 6.2%
227,150	Agilent Technologies, Inc.	10,076,374
240,532	Illumina, Inc. (b)	33,765,882
102,000	PRA Health Sciences, Inc. (b)	4,259,520
60,645	Thermo Fisher Scientific Inc.	8,960,905
		57,062,681
	Pharmaceuticals — 21.9%
91,893	Akorn, Inc. (b)	2,617,572
171,201	Allergan plc (b)	39,562,839
583,984	Auris Medical Holding AG (b)	2,446,893
85,667	Eli Lilly & Company	6,746,276
147,000	Endo International plc (b)	2,291,730
113,487	Flex Pharma, Inc. (b)	1,158,702
289,660	Foamix Pharmaceuticals Ltd. (b)	1,839,341
587,000	Horizon Pharma plc (b)	9,667,890
88,386	Impax Laboratories, Inc. (b)	2,547,285
131,460	Intra-Cellular Therapies, Inc. (b)	5,103,277
116,759	Jazz Pharmaceuticals plc (b)	16,499,214
382,868	The Medicines Company (b)	12,875,851
419,300	Mylan NV (b)	18,130,532

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
483,700	Paratek Pharmaceuticals, Inc. (b)	$6,728,267
673,204	Pfizer, Inc.	23,703,513
286,650	Sagent Pharmaceuticals, Inc. (b)	4,294,017
119,885	Shire plc (f)	22,068,431
103,558	Tetraphase Pharmaceuticals Inc. (b)	445,299
430,658	Teva Pharmaceutical Industries Ltd. (f)	21,631,951
		200,358,880
	TOTAL COMMON STOCKS AND WARRANTS (Cost $618,598,764)	819,108,869
	EXCHANGE TRADED FUND — 1.6% of Net Assets
57,670	iShares Nasdaq Biotechnology ETF	14,840,798
	TOTAL EXCHANGE TRADED FUND (Cost $11,259,769)	14,840,798

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT— 3.3% of Net Assets
$30,537,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $30,537,000, 0.03%, dated 06/30/16, due 07/01/16 (collateralized by U.S. Treasury Bond 3.125%, due 02/15/43, market value $31,148,997)	30,537,000
	TOTAL SHORT-TERM INVESTMENT (Cost $30,537,000)	30,537,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 99.4% (Cost $717,485,563)	909,876,659

INTEREST
	MILESTONE INTEREST (Restricted)(a) (b) — 0.0% of Net Assets
	Pharmaceuticals — 0.0%
1	Targegen Milestone Interest	0
	TOTAL MILESTONE INTEREST (Cost $4,194,994)	0
	TOTAL INVESTMENTS - 99.4% (Cost $721,680,557)	909,876,659
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	5,834,546
	NET ASSETS - 100%	$915,711,205

(a)	Security fair valued. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $18,907,450).
(d)	Foreign security.
(e)	Number of warrants to be determined at a future date.

The accompanying notes are an integral part of this Schedule of Investments.

(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Federal Income Tax Cost

At June 30, 2016, the cost of securities for Federal income tax purposes was $721,681,200. The net unrealized gain on securities held by the Fund was $188,195,459, including gross unrealized gain of $271,469,134 and gross unrealized loss of $83,273,675.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2016 were as follows:

Issuer	Value on September 30, 2015	Purchases	Sales	Income	Value on June 30, 2016
CardioKinetix, Inc.	$6,169,346				$—	*
EBI Life Sciences, Inc.	18,854				18,854
Euthymics Biosciences, Inc.	1,582,914				4,119
IlluminOss Medical, Inc.	3,593,974	$1,050,000	$99,000		1,846,848
Insightra Medical, Inc.	8,496,358	414,000	—	$6,992	20,071
Neurovance, Inc.	5,705,132	538,489	—	10,049	4,407,967
Palyon Medical Corporation	4,992	—	107,385	(8,909)	4,841
Veniti, Inc.	4,302,680	—	—	—	12,604,750
	$29,874,250	$2,002,489	$206,385	$8,132	$18,907,450

* No longer an affiliate as of June 30, 2016.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 to value the Fund’s net assets. For the period ended June 30, 2016, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertibe Preferred and Warrants
Biotechnology			$11,319,197	$11,319,197
Health Care Equipment & Supplies			20,160,879	20,160,879
Life Sciences Tools & Services			5,997,828	5,997,828
Pharmaceuticals			7,373,599	7,373,599
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies			0	0
Pharmaceuticals			538,489	538,489
Common Stocks and Warrants
Biotechnology	$494,060,888		1,759,127	495,820,015
Health Care Equipment & Supplies	23,165,422		234,961	23,400,383
Health Care Providers & Services	42,276,910		190,000	42,466,910
Life Sciences Tools & Services	57,062,681		—	57,062,681
Pharmaceuticals	200,358,880		—	200,358,880
Exchange Traded Fund	14,840,798		—	14,840,798
Short-term Investment	—	$30,537,000	—	30,537,000
Other Assets	—	—	279,312	279,312
Total	$831,765,579	$30,537,000	$47,853,392	$910,155,971

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2015	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2016
Convertible Preferred and Warrants
Biotechnology	$6,129,122	$3,364,818	$4,418,402	$(2,593,145)		$11,319,197
Health Care Equipment & Supplies	26,344,438	(4,272,869)	967,733	(2,878,423)		20,160,879
Life Sciences Tools & Services	4,303,950	1,693,878	—	—		5,997,828
Pharmaceuticals	10,788,048	(3,420,351)	5,902	—		7,373,599
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies	151	(414,151)	454,598	(40,598)		0
Pharmaceuticals	—	(1,820)	540,309	—		538,489
Common Stocks and Warrants
Biotechnology	6,082,338	(4,551,334)	3,030,594	(2,802,471)		1,759,127
Health Care Equipment & Supplies	145,447	89,514	—	—		234,961
Health Care Providers & Services	471,110	(281,110)	—	—		190,000
Pharmaceuticals	32,214	(32,214)	—	—		—
Other Assets	380,021	—	77,766	(178,474)		279,312
Total	$54,676,839	$(7,825,639)	$9,495,304	$(8,493,111)	$0	$47,853,392
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016						$(4,557,536)

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$284,878	Income approach Black-Scholes	Discount for lack of marketability	20% (20%)
	13,737,899	Adjusted capital asset pricing model	Discount rate	20.15%-39.34% (23.37%)
			Price to sales multiple	1.58-4.85 (2.32)
	33,551,303	Market approach, recent transaction	(a)	N/A
	279,312	Probability adjusted value	Probability of events	10%-75% (33.92%)
			Timing of events	0.25-2.58 (1.04) years
$47,853,392

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 5% of the Fund’s net assets at June 30, 2016.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2016. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

(continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/1/15		$3,503,978	$4.83		$6,890,728
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		2,053,934	0.41		1,379,536
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16		1,009,704	0.65		1,009,616
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,165	0.00	†	114
Series D Cvt. Pfd	12/10/10		785,619	2.55		522,765
Series E Cvt. Pfd	9/14/11		1,803,981	2.85		1,799,905
Series F Cvt. Pfd	12/04/14		1,982,283	3.42		1,982,049
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Warrants (expiration 8/15/24)	8/15/14		181	0.00		0
Cercacor Laboratories, Inc. Common	3/31/98		0	1.47		234,746
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	287,751	0.50		1,554,931
Warrants (expiration 4/01/19)	1/03/12	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	7	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	19,566	0.01		18,854
Eiger BioPharmaceuticals, Inc.
Warrants (expiration 10/10/18)	10/10/13		359	0.00		0
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		3,792,631	0.00	†	4,119
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		3,400,703	1.50		3,399,999
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		955,555	1.00		951,000
Series Junior Preferred Cvt. Pfd	9/26/12, 6/13/14, 1/21/16		3,461,754	1.00		895,848
InnovaCare Health, Inc. Common	12/21/12	††	965,291	0.86		190,000
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13 - 4/17/14		4,839,765	0.00	†	11,410
Series C-2 Cvt. Pfd	5/25/15		3,666,720	0.00	†	8,661
Cvt. Promissory Note	4/15/16		414,000	0.00	†	0
Warrants (expiration 3/31/25)	7/24/15		16	0.00		0
Warrants (expiration 5/28/25)	5/28/15		86	0.00		0
Warrants (expiration 8/18/25)	8/8/15		63	0.00		0
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,925,938	1.17		4,274,413
Series D Cvt. Pfd	12/21/12		102,912	1.05		168,484
Merus B.V. Common	8/17/15		2,753,145	7.31		1,510,521
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	293,838	3.71		288,015
Series A-1 Cvt. Pfd	10/11/12 - 10/10/13, 3/17/15		3,594,700	3.71		3,581,463
Cvt. Promissory Note	2/23/16		135,077	100.00		134,622
Cvt. Promissory Note	3/14/16		405,232	100.00		403,867
Ovid Therapeutics, Inc.
Series B Cvt. Pfd	8/7/15		3,500,002	6.23		3,500,002
Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09		2,978,923	0.00	†	2,944
Series B Cvt. Pfd	6/28/13		1,891,949	0.00	†	1,897
Cvt. Promissory Note	1/22/15		43,658	0.00		0
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
Pieris Pharmaceuticals, Inc.
Common	6/7/16		265,728	1.45		198,474
Series A, Warrants (expiration 6/8/21)	6/7/16		6,849	0.57		31,230
Series B, Warrants (expiration 6/8/21)	6/7/16		3,424	0.69		18,902
Targegen Milestone Interest	7/20/10		4,194,994	0.00		0
TherOx, Inc. Common	9/11/00, 7/8/05		3,582,706	0.02		215
Tibion Corporation
Series B Cvt. Pfd	2/23/11		1,302,544	0.00		0
Non-Cvt. Promissory Note	7/12/12		343,226	0.00		0
Non-Cvt. Promissory Note	4/12/13		40,598	0.00		0
Warrants (expiration 07/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		3,270,355	1.83		6,880,013
Series B Cvt. Pfd	5/24/13		1,723,585	1.88		3,545,023
Series C Cvt. Pfd	12/12/14		1,180,235	2.11		2,179,714
			$68,863,170			$47,574,080

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Carrying value per unit is greater than $0.00 but less than $0.01

††     Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/26/16

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/26/16